Subsequent Events (Pro Forma Balance Sheet Items) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 02, 2014 Pro Forma Subsequent Event
Subsequent Event [Line Items]
Marketable securities	$ 416	$ 333		$ 1,087
Amounts due from related party - current	101	293		627
Amounts due from related party - long term	0			2,126
Investment in associated companies	140	509		3,193
Drilling units	17,193	12,894		13,745
Goodwill	$ 1,200	$ 1,320	$ 1,320	$ 960